Accrued Expenses and Other Current Liabilities - Summary of Deferred Membership Income Activity (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018	Jan. 28, 2017
Movement in Deferred Revenue [Roll Forward]
Deferred Membership Fees Income, beginning of period	$ 126,216	$ 116,483	$ 117,806
Cash received from members		268,327	253,912
Revenue recognized in earnings	$ (8,900)	(258,594)	(255,235)
Deferred Membership Fees Income, end of period		$ 126,216	$ 116,483